Disposal of a Subsidiary (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Disposal of a Subsidiary

On 29 November 2016, the Company entered into Share Purchase Agreement with Eastern Airlines Industry Investment Company Limited, a wholly-owned subsidiary of CEA Holding, to transfer 100% equity interest in Eastern Logistics, a wholly-owned subsidiary of the Company (“the Transfer”). At of 8 February 2017, the Transfer has been completed.

2017 RMB million
Net assets disposed of:
Intangible assets (note 17)	14
Property, plant and equipment (note 18)	2,019
Prepayments for land use right	305
Other non-current assets	429
Deferred tax assets	4
Flight equipment spare parts	59
Trade receivables	1,097
Prepayments and other receivables	670
Cash and cash equivalents	536
Restricted bank deposits	1
Sales in advance of carriage	(124)
Trade payables	(1,915)
Other payables and accruals	(1,090)
Income tax payable	(26)
Obligations under finance leases	(409)
Borrowings	(262)
Provision for return condition checks for aircraft under operating leases	(511)
Other long-term liabilities	(47)
Post-retirement benefit obligations	(158)
Non-controlling interests	87

Net assets	679
Gain on disposal of a subsidiary	1,754

Satisfied by:
Cash	2,433

Summary of Analysis of Net Inflow of Cash and Cash Equivalents in Respect of Disposal of a Subsidiary

An analysis of the net inflow of cash and cash equivalents in respect of the disposal of a subsidiary is as follows:

2017 RMB million
Cash consideration	2,433
Cash and bank balances disposed of	(536)

Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary	1,897